Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule of aggregate noncancelable future minimum lease payments
	Operating Lease	Financing Lease
Remainder of 2022	$939	$63
2023	3,688	189
2024	3,194	122
2025	875	12
2026	418	—
Thereafter	1,533	—
Total	10,647	386
Less: imputed interest	(1,130)	(39)
Present value of lease liabilities	9,517	347
Less: current portion	(3,281)	(179)
Lease liabilities, net of current portion	$6,236	$168

	Operating Lease	Financing Lease
Year Ending December 31:
2022	$3,544	$1,383
2023	3,543	189
2024	3,288	122
2025	962	11
2026	505	—
Thereafter	1,785	—
Total	13,627	1,705
Less: imputed interest	(1,735)	(112)
Present value of lease liabilities	11,892	1,593
Less: current portion	(3,281)	(1,301)
Lease liabilities, net of current portion	$8,611	$292

Schedule of the components of lease cost
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Operating lease cost	$851	$790	$2,570	$2,466
Short-term lease cost	184	151	321	434
Financing lease cost:
Amortization of finance leased assets	170	623	946	1,912
Interest of lease liabilities	12	209	71	676

December 31, 2021
Operating lease cost	$3,654
Short-term lease cost	$524

Financing lease cost:
Amortization of finance leased assets	$2,575
Interest of lease liabilities	$472

Schedule of the components of lease cost
	Operating Lease	Financing Lease
Weighted average remaining lease term (years)	3.68	1.96
Weighted average discount rate	5.92%	10.61%

	Operating Lease	Financing Lease
Weighted average remaining lease term (years)	4.51	1.22
Weighted average discount rate	5.94%	13.21%